Pension and other employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Net Benefit Costs

Net periodic benefit cost of the severance indemnities and pension plans for the fiscal years ended March 31, 2010, 2011 and 2012 includes the following components:

	2010	2011	2012
	(in millions of yen)
Service cost-benefits earned during the fiscal year	27,342	27,761	27,734
Interest costs on projected benefit obligation	25,062	25,182	24,267
Expected return on plan assets	(15,120)	(40,209)	(28,234)
Amortization of prior service benefit	(318)	(319)	(318)
Amortization of net actuarial loss (gain)	36,483	15,532	25,595
Special termination benefits (Note)	4,387	4,222	14,115

Net periodic benefit cost	77,836	32,169	63,159

Note:	The amount for the fiscal year ended March 31, 2012 includes special termination benefits of ¥9,828 million pertaining to MHSC’s voluntary retirement scheme.

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) before-tax for the fiscal years ended March 31, 2011 and 2012 were summarized as follows:

	2011	2012
	(in millions of yen)
Net actuarial gain (loss)	(130,169)	25,401
Amortization of net actuarial loss (gain)	15,532	25,595
Amortization of prior service benefit	(319)	(318)

Total recognized in other comprehensive income (loss) before-tax	(114,956)	50,678

Schedule of Assumptions Used

Weighted-average assumptions used to determine benefit obligations and net periodic benefit cost are as follows:

	2010	2011	2012
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Discount rates	1.93%	1.83%	1.73%
Rates of increase in future compensation level	2.13-6.12%	2.28-6.15%	2.33-6.46%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Discount rates	1.93%	1.93%	1.83%
Rates of increase in future compensation level	1.93-6.27%	2.13-6.12%	2.28-6.15%
Expected rates of return on plan assets	1.49%	3.10%	2.27%

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets

The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2011 and 2012 for the plans of MHFG and its subsidiaries:

	2011	2012
	(in millions of yen)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	1,306,349	1,328,316
Service cost	27,761	27,734
Interest cost	25,182	24,267
Plan participants’ contributions	1,196	1,186
Actuarial loss (gain)	33,171	32,307
Foreign exchange translation	(1,112)	(364)
Benefits paid	(46,461)	(51,981)
Lump-sum payments	(17,770)	(17,751)

Benefit obligation at end of fiscal year	1,328,316	1,343,714

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,276,783	1,226,058
Actual return (negative return) on plan assets	(56,880)	85,935
Foreign exchange translation	(829)	(289)
Employer contributions	52,249	62,254
Plan participants’ contributions	1,196	1,186
Benefits paid	(46,461)	(51,981)

Fair value of plan assets at end of fiscal year	1,226,058	1,323,163

Funded status	(102,258)	(20,551)

Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	134	6,509
Accrued pension liability	(102,392)	(27,060)

Net amount recognized	(102,258)	(20,551)

Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefit	1,979	1,661
Net actuarial gain (loss)	(407,974)	(356,978)

Net amount recognized	(405,995)	(355,317)

Note:	The aggregated accumulated benefit obligations of these plans were ¥1,301,798 million and ¥1,312,981 million, respectively, as of March 31, 2011 and 2012. The defined benefit plans generally employ a multi-variable and non-linear formula based upon compensation at the time of severance, rank and years of service. Employees with service in excess of one year are qualified to receive lump-sum severance indemnities.

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

The following table shows the projected benefit obligations and the fair value of plan assets for the plans of MHFG and its subsidiaries with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2011 and 2012:

	2011	2012
	(in millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	1,327,682	87,935
Fair value of plan assets	1,225,290	60,831
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	1,301,163	84,752
Fair value of plan assets	1,225,290	60,831

Note:	The plans with projected benefit obligations in excess of plan assets include those with accumulated benefit obligations in excess of plan assets.

Schedule of Expected Benefit Payments

The following table presents forecasted benefit payments including the effect of expected future service for the fiscal years indicated:

(in millions of yen)
Fiscal year ending March 31:
2013	61,748
2014	64,591
2015	66,872
2016	68,812
2017	69,999
2018-2022	360,114

Target Allocation
Schedule of Allocation of Plan Assets

MHFG and certain subsidiaries’ target allocation for the plan assets excluding those of the employee retirement benefit trusts at March 31, 2012 is as follows:

Asset category	Asset ratio
Japanese equity securities	16.00%
Japanese debt securities	34.00%
Foreign equity securities	16.00%
Foreign debt securities	20.00%
General account of life insurance companies	14.00%

Total	100.00%

Note:	General account of life insurance companies is a contract with life insurance companies which guarantees payments of principal and predetermined interest rate.

Fair Value, Inputs
Schedule of Allocation of Plan Assets

The following table presents the fair value of plan assets of MHFG and its subsidiaries at March 31, 2011 and 2012, by asset class. For the detailed information on fair value measurements, including descriptions of Level 1, 2 and 3 of the fair value hierarchy and the valuation methodologies, see Note 29 “Fair value”.

	2011						2012
	Level 1		Level 2		Level 3	Total	Level 1		Level 2		Level 3	Total
	(in billions of yen)
Japanese equity securities:
Common stocks (1)	533		—		—	533	601		—		—	601
Pooled funds (2)	—		67		—	67	—		70		—	70
Japanese debt securities:
Government bonds	161		—		—	161	183		—		—	183
Pooled funds (2)	—		40		—	40	—		41		—	41
Other	—		8		—	8	—		8		—	8
Foreign equity securities:
Common stocks	46		—		—	46	43		—		—	43
Pooled funds (2)	—		71		—	71	—		77		—	77
Foreign debt securities:
Government bonds	60		5		—	65	61		4		—	65
Pooled funds (2)	—		48		—	48	—		52		—	52
Other	—		13		—	13	—		16		—	16
General account of life insurance companies (3)	—		105		—	105	—		108		—	108
Hedge funds	—		—		1	1	—		—		1	1
Other	70	(4)	(2	) (5)	—	68	60	(4)	(2	) (5)	—	58

Total assets at fair value	870		355		1	1,226	948		374		1	1,323

Notes:
(1)	This class includes equity securities held in the employee retirement benefit trusts of ¥504 billion and ¥572 billion at March 31, 2011 and 2012, respectively, which are well-diversified across industries.
(2)	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at their net asset values per share and can be redeemable within short-term period upon request.
(3)	Investments in this class are measured at conversion value.
(4)	Amounts primarily include cash and short-term assets carried at fair value.
(5)	Amounts primarily include foreign exchange contracts carried at fair value.